Share capital, Share buy-back (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	[1]	Oct. 31, 2019	Jul. 17, 2019	Feb. 14, 2019	Nov. 05, 2018	Aug. 29, 2018
Share buy-back [Abstract]
Amount authorized under buy-back program				$ 200.0	$ 110.0	$ 400.0	$ 200.0
Shares repurchased	$ 27.2		$ 710.0
Top of Range [Member]
Share buy-back [Abstract]
Number of ordinary shares authorized for repurchase (in shares)					65,211,171

[1]	During the 12 months ended October 31, 2021 the Micro Focus Employee Benefit Trust (“EBT”) purchased four million of the Group’s shares from the market. The EBT will hold these shares to satisfy future exercises of share options. In accordance with the requirement of IFRS 10 the EBT is treated as if it is a subsidiary of the Group. As a result, the purchase of shares held by the EBT is reported as a purchase of Treasury shares by the Group.